Basis of Presentation (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions for employee benefits	€ 714	€ 864
Equity	€ 109,166	€ 119,097	€ 32,298	€ (16,430)
IFRS 19 | Cumulative effect, period of adoption, adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions for employee benefits			(226)
IFRS 38 | Cumulative effect, period of adoption, adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity			€ (495)